ENDORSEMENT OF NOTE RECEIVABLES - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
ENDORSEMENT OF NOTE RECEIVABLES
Endorsed Bank Acceptance Bill	$ 86,140	$ 67,703